Consolidated Statement of Changes in Stockholders' Deficit (USD $)	Total	Common Stock	Preferred Stock Series A Convertible	Additional Paid-in Capital	Accumulated Deficit	Non-Controlling Interest
Beginning Balance at Dec. 31, 2010	$ (1,404,790)	$ 21		$ 2,573,482	$ (3,978,293)
Beginning Balance, Shares at Dec. 31, 2010		211,948
Issuance of shares to UTA pursuant to loan modifications	242,702			242,702
Issuance of shares to UTA pursuant to loan modifications, Shares	4,149	4,149
Issuances from sale of shares	54,999	1		54,998
Issuances from sale of shares, Shares	6,818	6,818
Issuance of shares for consulting services	350,000	1		349,999
Issuance of shares for consulting services, Shares		6,000
Issuances of shares pursuant to loans	373,446	1		373,465
Issuances of shares pursuant to loans, Shares	8,000	12,000
Issuance of shares to employees and officers	3,761,000	2	200	3,760,798
Issuance of shares to employees and officers, Shares	21,000	21,000	2,000,000
Issuances of shares from conversion of notes payable	123,998	3		123,995
Issuances of shares from conversion of notes payable, Shares	29,347	29,347
Issuance of shares for acquisition not completed	290,766			290,766
Issuance of shares for acquisition not completed, Shares	4,214	4,214
Issuance of shares to non-employees for services	350,000
Issuance of shares pursuant to conversion of notes payable	(21,669)
Issuance of shares pursuant to completed acquisition	181,642	2		76,118		105,522
Issuance of shares pursuant to completed acquisition, Shares	17,000	17,000
Issuances of shares in settlement of note payable	25,000	1		24,999
Issuances of shares in settlement of note payable, Shares	5,000	5,000
Net Loss	(6,404,628)				(6,404,628)
Ending Balance at Dec. 31, 2011	(2,405,845)	32	200	7,871,322	(10,382,921)	105,522
Ending Balance, Shares at Dec. 31, 2011		317,476	2,000,000
Issuance of shares to non-employees for services	338,900	3		338,897
Issuance of shares to non-employees for services, Shares	33,000	33,000
Conversion of Series D Preferred Stock	352,344	3		352,341
Conversion of Series D Preferred Stock, Shares		32,000
Issuance of shares to employees for stock based compensation	30,000	1		29,999
Issuance of shares to employees for stock based compensation, Shares		10,000
Issuance of shares for option exercise. Shares	51,810,451
Issuance of shares pursuant to conversion of notes payable	153,216	4		153,212
Issuance of shares pursuant to conversion of notes payable, Shares	44,318	44,318
Issuance of shares pursuant to completed acquisition	77,500	1		77,499
Issuance of shares pursuant to completed acquisition, Shares	10,000	10,000
Reclassification to temporary equity	(77,496)			(77,496)
Reclassification to temporary equity, Shares		(10,000)
Stock based compensation for options issued to consultant	45,000			45,000
Issuance of shares for extinguishment of debt and cancellation of warrants	352,763	5		352,758
Issuance of shares for extinguishment of debt and cancellation of warrants, Shares	52,190	52,190
Distribution to non-controlling interest	(50,539)				(50,539)
Change in value of redeemable securities	(248,015)			(248,015)
Contributed capital by CEO for waiver of salary	200,000			200,000
Preferred dividends	(843,215)				(843,215)
Net Loss	(1,213,199)				(1,229,647)	16,448
Ending Balance at Dec. 31, 2012	(3,288,586)	49	200	9,095,517	(12,506,322)	121,970
Ending Balance, Shares at Dec. 31, 2012		488,984	2,000,000
Issuance of shares for conversion of preferred dividends	246,322	4		246,318
Issuance of shares for conversion of preferred dividends, Shares		41,006
Issuance of shares to non-employees for services	84,501	1		84,500
Issuance of shares to non-employees for services, Shares		6,250
Conversion of Series D Preferred Stock	565,660	3		565,657
Conversion of Series D Preferred Stock, Shares		39,487
Conversion of series A preferred stock		4	(200)	196
Conversion of series A preferred stock, Shares		40,000	(2,000,000)
Issuance of shares to employees for stock based compensation	57,600	1		57,599
Issuance of shares to employees for stock based compensation, Shares		5,000
Issuance of shares for waiver of loan covenants	248,575	2		248,573
Issuance of shares for waiver of loan covenants, Shares		20,375
Issuance of shares for option exercise	15,000	1		14,999
Issuance of shares for option exercise. Shares		5,000
Issuance of shares pursuant to conversion of notes payable	425,243	4		425,239
Issuance of shares pursuant to conversion of notes payable, Shares		43,790
Preferred dividends	(591,085)				(591,085)
Net Loss	(494,765)				(459,783)	(34,982)
Ending Balance at Mar. 31, 2013	$ (2,731,535)	$ 69		$ 10,738,598	$ (13,557,190)	$ 86,988
Ending Balance, Shares at Mar. 31, 2013		689,892